Summary Prospectus

January 1, 2016

Income Plus Fund Summary

Class/Ticker: Class A - STYAX; Class B - STYBX; Class C - WFIPX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") dated January 1, 2016,  and statement of additional information ("SAI") dated January 1, 2016, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 67 and 69 of the Prospectus and "Additional Purchase and Redemption Information" on page 62 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees	0.45%	0.45%	0.45%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.46%	0.46%	0.46%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.94%	1.69%	1.69%
Fee Waivers	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.87%	1.62%	1.62%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Class A, 1.59% for Class B, and 1.59% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$535	$665	$265	$165	$165
3 Years	$729	$826	$526	$526	$526
5 Years	$940	$1,111	$911	$911	$911
10 Years	$1,547	$1,699	$1,992	$1,699	$1,992

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 322% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in income-producing securities;

  up to 35% of the Fund's total assets in debt securities that are below investment-grade; and

  up to 25% of the Fund's total assets in debt securities of foreign issuers, including bonds denominated in foreign currencies.

We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities (often called "high yield" securities or "junk bonds"). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least CCC by Standard & Poor's or Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We expect to maintain an average credit quality for this portion of the Fund's portfolio equivalent to B or higher. We may also use futures for duration and yield curve management.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+5.53%
Lowest Quarter: 2nd Quarter 2013	-2.73%
Year-to-date total return as of 9/30/2015 is +0.42%

Average Annual Total Returns for the periods ended 12/31/2014 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/13/1998	1.71%	4.24%	4.79%
Class A (after taxes on distributions)	7/13/1998	0.82%	2.99%	3.26%
Class A (after taxes on distributions and the sale of Fund Shares)	7/13/1998	0.99%	2.85%	3.14%
Class B (before taxes)	7/13/1998	0.64%	4.08%	4.73%
Class C (before taxes)	7/13/1998	4.68%	4.42%	4.50%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[1]		5.97%	4.45%	4.71%
Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)		5.56%	4.81%	4.91%
1.	The Fund has changed its benchmark to the Barclays U.S. Aggregate Bond Index to better align its benchmark with that of its intermediate-term taxable bond fund peers.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Ashok Bhatia, CFA, Portfolio Manager / 2015
Christopher Y. Kauffman, CFA, Porfolio Manager / 2015
Thomas M. Price, CFA, Portfolio Manager / 2005
Janet S. Rilling, CFA, CPA, Portfolio Manager / 2008
Noah M. Wise, CFA, Portfolio Manager / 2015

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA rollovers, Roth IRAs: $250
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum
(Class B shares are generally closed to new investment)

Minimum Additional Investment
Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
UGMA/UTMA accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE SUMMARY PROSPECTUSES
OF
WELLS FARGO ADVANTAGE INCOME PLUS FUND (the "Fund")

At a meeting held on November 17-18, 2015, the Board of Trustees of the Fund approved changes to the Fund as outlined below:

I. Name Change - Effective February 1, 2016, the Fund's name is changed to "Wells Fargo Core Plus Bond Fund."

II. Principal Investment Strategy Changes - Effective February 1, 2016, the first two paragraphs in the section entitled "Principal Investment Strategies" is replaced with the following:

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in debt securities;

■

up to 35% of the Fund's total assets in debt securities that are below investment-grade; and

■

up to 25% of the fund's total assets in debt securities of foreign issuers, including emerging markets issuers and debt securities denominated in foreign currencies.

We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans, foreign sovereign debt, supranational agencies, and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities (often called "high yield" securities or "junk bonds"), including unrated securities, as well as securities that are in default at the time of purchase.

We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies. We may also use futures and swap agreements to manage risk or to enhance return. We may enter into currency-related transactions through derivative instruments, including currency and cross currency forwards. The use of derivative currency transactions is intended to allow the Fund to manage, hedge or reduce a foreign currency-specific risk exposure of a portfolio security or its denominated currency or to obtain net long exposure to selected currencies for the purpose of generating income or additional returns.

While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 1 year of that of the Fund's benchmark. The Fund's benchmark, the Barclays U.S. Aggregate Bond Index, had a duration of 5.64 years, as of October 31, 2015. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

III. Principal Investment Risk Changes - Effective February 1, 2016, the section entitled "Principal Investment Risks" is supplemented to add the following:

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

IV. Benchmark Change - Effective January 1, 2016, the Fund's benchmark will be changed to the Barlcays U.S. Aggregate Bond Index.

November 19, 2015	0059115/P0059SP

Summary Prospectus

January 1, 2016

Income Plus Fund Summary

Class/Ticker: Administrator Class - WIPDX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") dated January 1, 2016,  and statement of additional information ("SAI") dated January 1, 2016, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.45%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.75%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.72% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$77
3 Years	$268
5 Years	$475
10 Years	$1,072

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 322% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in income-producing securities;

  up to 35% of the Fund's total assets in debt securities that are below investment-grade; and

  up to 25% of the Fund's total assets in debt securities of foreign issuers, including bonds denominated in foreign currencies.

We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities (often called "high yield" securities or "junk bonds"). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least CCC by Standard & Poor's or Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We expect to maintain an average credit quality for this portion of the Fund's portfolio equivalent to B or higher. We may also use futures for duration and yield curve management.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year

Highest Quarter: 3rd Quarter 2009	+5.57%
Lowest Quarter: 2nd Quarter 2013	-2.70%
Year-to-date total return as of 9/30/2015 is +0.50%

Average Annual Total returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	6.60%	5.33%	5.32%
Administrator Class (after taxes on distributions)	7/30/2010	5.61%	4.00%	3.73%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	3.76%	3.67%	3.54%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[1]		5.97%	4.45%	4.71%
Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)		5.56%	4.81%	4.91%
1.	The Fund has changed its benchmark to the Barclays U.S. Aggregate Bond Index to better align its benchmark with that of its intermediate-term taxable bond fund peers.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Ashok Bhatia, CFA, Portfolio Manager / 2015
Christopher Y. Kauffman, CFA, Porfolio Manager / 2015
Thomas M. Price, CFA, Portfolio Manager / 2005
Janet S. Rilling, CFA, CPA, Portfolio Manager / 2008
Noah M. Wise, CFA, Portfolio Manager / 2015

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE SUMMARY PROSPECTUSES
OF
WELLS FARGO ADVANTAGE INCOME PLUS FUND (the "Fund")

At a meeting held on November 17-18, 2015, the Board of Trustees of the Fund approved changes to the Fund as outlined below:

I. Name Change - Effective February 1, 2016, the Fund's name is changed to "Wells Fargo Core Plus Bond Fund."

II. Principal Investment Strategy Changes - Effective February 1, 2016, the first two paragraphs in the section entitled "Principal Investment Strategies" is replaced with the following:

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in debt securities;

■

up to 35% of the Fund's total assets in debt securities that are below investment-grade; and

■

up to 25% of the fund's total assets in debt securities of foreign issuers, including emerging markets issuers and debt securities denominated in foreign currencies.

We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans, foreign sovereign debt, supranational agencies, and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities (often called "high yield" securities or "junk bonds"), including unrated securities, as well as securities that are in default at the time of purchase.

We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies. We may also use futures and swap agreements to manage risk or to enhance return. We may enter into currency-related transactions through derivative instruments, including currency and cross currency forwards. The use of derivative currency transactions is intended to allow the Fund to manage, hedge or reduce a foreign currency-specific risk exposure of a portfolio security or its denominated currency or to obtain net long exposure to selected currencies for the purpose of generating income or additional returns.

While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 1 year of that of the Fund's benchmark. The Fund's benchmark, the Barclays U.S. Aggregate Bond Index, had a duration of 5.64 years, as of October 31, 2015. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

III. Principal Investment Risk Changes - Effective February 1, 2016, the section entitled "Principal Investment Risks" is supplemented to add the following:

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

IV. Benchmark Change - Effective January 1, 2016, the Fund's benchmark will be changed to the Barlcays U.S. Aggregate Bond Index.

November 19, 2015	0059115/P0059SP

Summary Prospectus

January 1, 2016

Income Plus Fund Summary

Class/Ticker: Institutional Class - WIPIX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundservice@wellsfargo.com. The current prospectus ("Prospectus") dated January 1, 2016,  and statement of additional information ("SAI") dated January 1, 2016, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.45%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.61%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.61%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.58% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$62
3 Years	$195
5 Years	$340
10 Years	$762

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 322% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in income-producing securities;

  up to 35% of the Fund's total assets in debt securities that are below investment-grade; and

  up to 25% of the Fund's total assets in debt securities of foreign issuers, including bonds denominated in foreign currencies.

We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities (often called "high yield" securities or "junk bonds"). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least CCC by Standard & Poor's or Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We expect to maintain an average credit quality for this portion of the Fund's portfolio equivalent to B or higher. We may also use futures for duration and yield curve management.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year

Highest Quarter: 3rd Quarter 2009	+5.61%
Lowest Quarter: 2nd Quarter 2013	-2.66%
Year-to-date total return as of 9/30/2015 is +0.61%

Average Annual Total returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/18/2008	6.73%	5.53%	5.49%
Institutional Class (after taxes on distributions)	7/18/2008	5.68%	4.15%	3.87%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/18/2008	3.83%	3.81%	3.67%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[1]		5.97%	4.45%	4.71%
Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)		5.56%	4.81%	4.91%
1.	The Fund has changed its benchmark to the Barclays U.S. Aggregate Bond Index to better align its benchmark with that of its intermediate-term taxable bond fund peers.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Ashok Bhatia, CFA, Portfolio Manager / 2015
Christopher Y. Kauffman, CFA, Porfolio Manager / 2015
Thomas M. Price, CFA, Portfolio Manager / 2005
Janet S. Rilling, CFA, CPA, Portfolio Manager / 2008
Noah M. Wise, CFA, Portfolio Manager / 2015

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE SUMMARY PROSPECTUSES
OF
WELLS FARGO ADVANTAGE INCOME PLUS FUND (the "Fund")

At a meeting held on November 17-18, 2015, the Board of Trustees of the Fund approved changes to the Fund as outlined below:

I. Name Change - Effective February 1, 2016, the Fund's name is changed to "Wells Fargo Core Plus Bond Fund."

II. Principal Investment Strategy Changes - Effective February 1, 2016, the first two paragraphs in the section entitled "Principal Investment Strategies" is replaced with the following:

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in debt securities;

■

up to 35% of the Fund's total assets in debt securities that are below investment-grade; and

■

up to 25% of the fund's total assets in debt securities of foreign issuers, including emerging markets issuers and debt securities denominated in foreign currencies.

We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans, foreign sovereign debt, supranational agencies, and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities (often called "high yield" securities or "junk bonds"), including unrated securities, as well as securities that are in default at the time of purchase.

We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies. We may also use futures and swap agreements to manage risk or to enhance return. We may enter into currency-related transactions through derivative instruments, including currency and cross currency forwards. The use of derivative currency transactions is intended to allow the Fund to manage, hedge or reduce a foreign currency-specific risk exposure of a portfolio security or its denominated currency or to obtain net long exposure to selected currencies for the purpose of generating income or additional returns.

While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 1 year of that of the Fund's benchmark. The Fund's benchmark, the Barclays U.S. Aggregate Bond Index, had a duration of 5.64 years, as of October 31, 2015. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

III. Principal Investment Risk Changes - Effective February 1, 2016, the section entitled "Principal Investment Risks" is supplemented to add the following:

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

IV. Benchmark Change - Effective January 1, 2016, the Fund's benchmark will be changed to the Barlcays U.S. Aggregate Bond Index.

November 19, 2015	0059115/P0059SP